Debt - Summary of Detailed Information About Borrowings (Detail) CAD in Millions, $ in Millions	Dec. 31, 2017 CAD	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CAD	Dec. 31, 2016 USD ($)
Disclosure of detailed information about borrowings [line items]
Finance lease liabilities	CAD 313		CAD 115
Gross debt	6,369		8,343
Less current portion of debt	(55)		(99)
Borrowings	6,314		8,244
Antamina term loan due April 2020 [member]
Disclosure of detailed information about borrowings [line items]
Gross debt	28		30
Other [member]
Disclosure of detailed information about borrowings [line items]
Gross debt	16		18
Notes issued [member]
Disclosure of detailed information about borrowings [line items]
Gross debt	6,012		8,180
Notes issued [member] | 3.15% notes due January 2017 [member]
Disclosure of detailed information about borrowings [line items]
Gross debt			45
Notes issued [member] | 3.85% notes due August 2017 [member]
Disclosure of detailed information about borrowings [line items]
Gross debt			21
Notes issued [member] | 2.5% notes due February 2018 [member]
Disclosure of detailed information about borrowings [line items]
Gross debt	28		30
Notes issued [member] | 3.0% notes due March 2019 [member]
Disclosure of detailed information about borrowings [line items]
Gross debt			372
Notes issued [member] | 4.5% notes due January 2021 [member]
Disclosure of detailed information about borrowings [line items]
Gross debt	274		668
Notes issued [member] | 8.0% notes due June 2021 [member]
Disclosure of detailed information about borrowings [line items]
Gross debt			866
Notes issued [member] | 4.75% notes due January 2022 [member]
Disclosure of detailed information about borrowings [line items]
Gross debt	841		936
Notes issued [member] | 3.75% notes due February 2023 [member]
Disclosure of detailed information about borrowings [line items]
Gross debt	804		891
Notes issued [member] | 8.50% notes due June 2024 [member]
Disclosure of detailed information about borrowings [line items]
Gross debt	753		806
Notes issued [member] | 6.125% notes due October 2035 [member]
Disclosure of detailed information about borrowings [line items]
Gross debt	751		804
Notes issued [member] | 6.0% notes due August 2040 [member]
Disclosure of detailed information about borrowings [line items]
Gross debt	613		658
Notes issued [member] | 6.25% notes due July 2041 [member]
Disclosure of detailed information about borrowings [line items]
Gross debt	986		1,055
Notes issued [member] | 5.2% notes due March 2042 [member]
Disclosure of detailed information about borrowings [line items]
Gross debt	494		528
Notes issued [member] | 5.4% notes due February 2043 [member]
Disclosure of detailed information about borrowings [line items]
Gross debt	468		500
Face Value [member]
Disclosure of detailed information about borrowings [line items]
Finance lease liabilities | $		$ 250		$ 86
Gross debt | $		5,117		6,263
Less current portion of debt | $		(45)		(74)
Borrowings | $		5,072		6,189
Face Value [member] | Antamina term loan due April 2020 [member]
Disclosure of detailed information about borrowings [line items]
Gross debt | $		23		23
Face Value [member] | Other [member]
Disclosure of detailed information about borrowings [line items]
Gross debt | $		13		13
Face Value [member] | Notes issued [member]
Disclosure of detailed information about borrowings [line items]
Gross debt | $		4,831		6,141
Face Value [member] | Notes issued [member] | 3.15% notes due January 2017 [member]
Disclosure of detailed information about borrowings [line items]
Gross debt | $				34
Face Value [member] | Notes issued [member] | 3.85% notes due August 2017 [member]
Disclosure of detailed information about borrowings [line items]
Gross debt | $				16
Face Value [member] | Notes issued [member] | 2.5% notes due February 2018 [member]
Disclosure of detailed information about borrowings [line items]
Gross debt | $		22		22
Face Value [member] | Notes issued [member] | 3.0% notes due March 2019 [member]
Disclosure of detailed information about borrowings [line items]
Gross debt | $				278
Face Value [member] | Notes issued [member] | 4.5% notes due January 2021 [member]
Disclosure of detailed information about borrowings [line items]
Gross debt | $		220		500
Face Value [member] | Notes issued [member] | 8.0% notes due June 2021 [member]
Disclosure of detailed information about borrowings [line items]
Gross debt | $				650
Face Value [member] | Notes issued [member] | 4.75% notes due January 2022 [member]
Disclosure of detailed information about borrowings [line items]
Gross debt | $		672		700
Face Value [member] | Notes issued [member] | 3.75% notes due February 2023 [member]
Disclosure of detailed information about borrowings [line items]
Gross debt | $		646		670
Face Value [member] | Notes issued [member] | 8.50% notes due June 2024 [member]
Disclosure of detailed information about borrowings [line items]
Gross debt | $		600		600
Face Value [member] | Notes issued [member] | 6.125% notes due October 2035 [member]
Disclosure of detailed information about borrowings [line items]
Gross debt | $		609		609
Face Value [member] | Notes issued [member] | 6.0% notes due August 2040 [member]
Disclosure of detailed information about borrowings [line items]
Gross debt | $		491		491
Face Value [member] | Notes issued [member] | 6.25% notes due July 2041 [member]
Disclosure of detailed information about borrowings [line items]
Gross debt | $		795		795
Face Value [member] | Notes issued [member] | 5.2% notes due March 2042 [member]
Disclosure of detailed information about borrowings [line items]
Gross debt | $		399		399
Face Value [member] | Notes issued [member] | 5.4% notes due February 2043 [member]
Disclosure of detailed information about borrowings [line items]
Gross debt | $		$ 377		$ 377
Fair Value [member]
Disclosure of detailed information about borrowings [line items]
Finance lease liabilities	313		115
Gross debt	6,903		8,420
Less current portion of debt	(55)		(99)
Borrowings	6,848		8,321
Fair Value [member] | Antamina term loan due April 2020 [member]
Disclosure of detailed information about borrowings [line items]
Gross debt	28		30
Fair Value [member] | Other [member]
Disclosure of detailed information about borrowings [line items]
Gross debt	16		18
Fair Value [member] | Notes issued [member]
Disclosure of detailed information about borrowings [line items]
Gross debt	6,546		8,257
Fair Value [member] | Notes issued [member] | 3.15% notes due January 2017 [member]
Disclosure of detailed information about borrowings [line items]
Gross debt			45
Fair Value [member] | Notes issued [member] | 3.85% notes due August 2017 [member]
Disclosure of detailed information about borrowings [line items]
Gross debt			21
Fair Value [member] | Notes issued [member] | 2.5% notes due February 2018 [member]
Disclosure of detailed information about borrowings [line items]
Gross debt	28		30
Fair Value [member] | Notes issued [member] | 3.0% notes due March 2019 [member]
Disclosure of detailed information about borrowings [line items]
Gross debt			375
Fair Value [member] | Notes issued [member] | 4.5% notes due January 2021 [member]
Disclosure of detailed information about borrowings [line items]
Gross debt	285		685
Fair Value [member] | Notes issued [member] | 8.0% notes due June 2021 [member]
Disclosure of detailed information about borrowings [line items]
Gross debt			963
Fair Value [member] | Notes issued [member] | 4.75% notes due January 2022 [member]
Disclosure of detailed information about borrowings [line items]
Gross debt	884		951
Fair Value [member] | Notes issued [member] | 3.75% notes due February 2023 [member]
Disclosure of detailed information about borrowings [line items]
Gross debt	818		858
Fair Value [member] | Notes issued [member] | 8.50% notes due June 2024 [member]
Disclosure of detailed information about borrowings [line items]
Gross debt	853		935
Fair Value [member] | Notes issued [member] | 6.125% notes due October 2035 [member]
Disclosure of detailed information about borrowings [line items]
Gross debt	865		801
Fair Value [member] | Notes issued [member] | 6.0% notes due August 2040 [member]
Disclosure of detailed information about borrowings [line items]
Gross debt	686		623
Fair Value [member] | Notes issued [member] | 6.25% notes due July 2041 [member]
Disclosure of detailed information about borrowings [line items]
Gross debt	1,144		1,043
Fair Value [member] | Notes issued [member] | 5.2% notes due March 2042 [member]
Disclosure of detailed information about borrowings [line items]
Gross debt	502		477
Fair Value [member] | Notes issued [member] | 5.4% notes due February 2043 [member]
Disclosure of detailed information about borrowings [line items]
Gross debt	CAD 481		CAD 450